S-4 Income Taxes - Summary of Income Tax Provision (Benefit) (Detail) - TLG Acquisition One Corp - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Federal	$ 1,055,679	$ 0
State	0	0
Deferred
Federal	(348,546)	(1,572,412)
State	0	0
Valuation allowance	348,546	1,572,412
Income Tax Provision	$ 1,055,679	$ 0